Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances and transactions with related parties
Customers accounts payable - cash held by related parties	₽ 51	₽ 97
Amounts owed (accounts payable) to related parties	207	18
Amounts owed (accounts receivable) by related parties	180
Benefits of key management and Board of Directors - short-term benefits	120	115	₽ 122
Benefits of key management and Board of Directors - share-based payments	₽ 36	₽ 22	₽ 14